                                                                October 12, 1995

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash Trust-Municipal Money Market Fund for the fiscal year ended August 31, 1995. During this period, the net assets of your Fund increased by approximately $71 million to $283 million.

     After hovering at or below 2% during much of 1992 and 1993, rates on municipal money market funds rose steadily during 1994 and early 1995. At the end of your Fund's most recent fiscal year, the seven-day effective yield was 3.01%. We do not anticipate any near-term action from the Federal Reserve Board which would cause rates either to increase significantly or to fall to the very low levels of two years ago.

     We continue to believe that investors' short-term cash reserves should be invested with safety and liquidity as primary investment objectives. With that in mind, your portfolio is managed under credit quality and average maturity criteria that are even more restrictive than those required by the current Securities and Exchange Commission regulations. We also continue to provide you with a wide range of convenient features including free checks, free unlimited checkwriting with a $100 minimum per check and daily sweeps of all cash to and from your brokerage account. In June of this year, the time period to settle securities trades with your brokerage firm decreased from five to three days. These new "T+3" rules make even more important the use of a cash holding place such as Heritage Cash Trust in conjunction with your brokerage account.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax. We will send you more information on these items in early 1996.

     Thank you for your continuing investment in Heritage Cash Trust-Municipal Money Market Fund. We look forward to serving your investment needs for years to come.

                                          Sincerely,

                                          /s/ Stephen G. Hill
                                          ------------------------------
                                          Stephen G. Hill
                                          President

     Heritage Cash Trust-Municipal Money Market Fund is a member of the Heritage Family of mutual funds. Other investment alternatives available to you from Heritage include Heritage Cash Trust-Money Market Fund, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, which consists of the Diversified and Limited Maturity Government Portfolios and Heritage Series Trust, which consists of the Small Cap Stock and Value Equity Portfolios. We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact your account executive. Read the Prospectus carefully before you invest in any of the funds.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
ALABAMA--8.4%
   $ 5,500,000   Alabama Health and Education Financing Authority, 3.50%(b)
                  Hospital Revenue Bond
                  Daughters of Charity, Providence Hospital, Series 84.........................      06/01/14      $  5,500,000
    10,000,000   Jefferson County, 3.65%(b)
                  Sewer Revenue Bond, Series 95A
                  LOC: Bayerische Landesbank...................................................      09/01/25        10,000,000
     8,300,000   City of McIntosh, 3.75%(b)
                  Pollution Control Revenue Bond,
                  Ciba-Geigy Corporation Project, Series 90, AMT
                  LOC: Union Bank of Switzerland...............................................      07/01/04         8,300,000
                                                                                                                   ------------
                                                                                                                     23,800,000
                                                                                                                   ------------
ARIZONA--2.0%
     5,800,000   Pima County Industrial Development Authority, 3.65%(b)
                  Pollution Control Revenue Bond
                  Tucson Electric, Series 82A
                  LOC: Bank of America.........................................................      07/01/22         5,800,000
                                                                                                                   ------------
ARKANSAS--10.5%
     5,000,000   Arkansas Student Loan, 3.65%(b)
                  Series 93B-2, AMT
                  GIC: Bayerische Landesbank...................................................      06/01/10         5,000,000
     1,100,000   Arkansas Student Loan, 3.65%(b)
                  Series 93B-4, AMT
                  GIC: Bayerische Landesbank...................................................      06/01/10         1,100,000
    18,000,000   Clark County, 3.75%(b)
                  Solid Waste Revenue Bond
                  Reynolds Metals Project, Series 92, AMT
                  LOC: Trust Company Bank......................................................      08/01/22        18,000,000
     5,600,000   City of Jacksonville, 3.75%(b)
                  Industrial Development Revenue Bond
                  Regalware, Inc. Project, Series 85
                  LOC: NBD Corporation.........................................................      08/01/15         5,600,000
                                                                                                                   ------------
                                                                                                                     29,700,000
                                                                                                                   ------------
CALIFORNIA--3.6%
     5,000,000   Los Angeles County GO, 4.50%
                  Tax and Revenue Anticipation Note, Series 95
                  LOC: (c).....................................................................      07/01/96         5,027,978
     5,000,000   San Bernandino County GO, 4.50%
                  Tax and Revenue Anticipation Note, Series 95
                  LOC: (d).....................................................................      07/05/96         5,022,254
                                                                                                                   ------------
                                                                                                                     10,050,232
                                                                                                                   ------------
COLORADO--6.5%
    12,700,000   Colorado Housing Finance Authority, 3.70%(b)
                  Multi Family Housing Revenue Bond
                  Central Park Project, Series 85
                  LOC: Chemical Bank...........................................................      05/01/97        12,700,000
     5,600,000   Colorado Student Obligation Authority, 3.55%(b)
                  Student Loan Revenue Bond, Series 89A, AMT
                  LOC: Student Loan Marketing Association......................................      03/01/24         5,600,000
                                                                                                                   ------------
                                                                                                                     18,300,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
GEORGIA--1.0%
    $2,750,000   Cobb County, 3.75%(b)
                  Industrial Development Revenue Bond
                  Amoena Corporation Project, Series 92, AMT
                  LOC: Bayerische Hypobank.....................................................      01/01/07      $  2,750,000
                                                                                                                   ------------
IDAHO--1.4%
     4,000,000   Idaho GO, 4.50%
                  Tax Anticipation Note, Series 95.............................................      06/27/96         4,022,118
                                                                                                                   ------------
ILLINOIS--0.9%
     2,530,000   Illinois Development Finance Authority, 3.60%(b)
                  Multi Family Housing Revenue Bond
                  River Oaks Project, Series 88, AMT
                  LOC: Swiss Bank..............................................................      12/15/19         2,530,000
                                                                                                                   ------------
INDIANA--6.3%
     1,945,000   City of Columbus, 3.80%(b)
                  Economic Development Revenue Bond
                  Columbus Container, Series 89A, AMT
                  LOC: Bank One, Columbus......................................................      01/01/00         1,945,000
     4,350,000   City of Crawfordsville, 3.75%(b)
                  Industrial Development Revenue Bond
                  Precision Plastics of Indiana, Series 92
                  LOC: Northern Trust Company..................................................      06/01/07         4,350,000
     2,000,000   City of Indianapolis, 3.90%(b)
                  Industrial Development Revenue Bond
                  Altec Industries, Inc. Project, Series 89, AMT
                  LOC: First National Bank of Atlanta..........................................      12/01/04         2,000,000
     5,000,000   City of Portage, 3.80%(b)
                  Multi Family Housing Revenue Bond
                  Pedcor Investment Apartment Project, Series 95A, AMT
                  LOC: Federal Home Loan Bank..................................................      08/01/30         5,000,000
     4,600,000   City of Westfield, 4.15%(b)
                  Industrial Development Revenue Bond
                  PL Porter Project, Series 89, AMT
                  LOC: Bank of America.........................................................      12/01/09         4,600,000
                                                                                                                   ------------
                                                                                                                     17,895,000
                                                                                                                   ------------
KENTUCKY--1.8%
     5,000,000   City of Louisville, 3.70%(b)
                  Airport Revenue Bond
                  Louisville Airport, Series 89B, AMT
                  LOC: National City Bank of Louisville........................................      02/01/19         5,000,000
                                                                                                                   ------------
LOUISIANA--1.7%
     3,900,000   St. Charles Parish, 3.65%(b)
                  Shell Oil Company Project, Series 92A, AMT...................................      10/01/22         3,900,000
     1,000,000   St. Charles Parish, 3.65%(b)
                  Shell Oil Company Project, Series 93, AMT....................................      09/01/23         1,000,000
                                                                                                                   ------------
                                                                                                                      4,900,000
                                                                                                                   ------------
MAINE--0.6%
     1,700,000   City of Bath GO, 4.375%
                  Bond Anticipation Note, Series 95A...........................................      06/27/96         1,704,989
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
MICHIGAN--2.4%
    $6,900,000   Michigan Higher Education, AMBAC, 3.55%(b)
                  Student Loan Revenue Bond, Series X11-B
                  BPA: Kredietbank.............................................................      10/01/13      $  6,900,000
                                                                                                                   ------------
MISSOURI--0.7%
     2,000,000   City of St. Joseph, 3.90%(b)
                  Industrial Development Revenue Bond
                  Altec Industries, Inc., Series 89, AMT
                  LOC: First National Bank of Atlanta..........................................      11/01/04         2,000,000
                                                                                                                   ------------
MISSISSIPPI--1.1%
     3,000,000   City of Olive Branch, 3.80%(b)
                  Industrial Development Revenue Bond
                  United Healthcare, Series 86, AMT
                  LOC: First Union Bank of North Carolina......................................      11/01/11         3,000,000
                                                                                                                   ------------
NEBRASKA--0.8%
     2,200,000   Nebraska Higher Education, 3.65%(b)
                  Student Loan Revenue Bond, Series 88C, AMT
                  LOC: Student Loan Marketing Association......................................      08/01/18         2,200,000
                                                                                                                   ------------
NEW HAMPSHIRE--9.0%
    19,000,000   New Hampshire Business Finance Authority, 3.75%(b)
                  Pollution Control Revenue Bond
                  Public Service Company of New Hampshire, Series 92D, AMT
                  LOC: Barclays Bank...........................................................      05/01/21        19,000,000
     5,000,000   New Hampshire Housing Finance Authority, 3.75%(b)
                  Multi Family Housing Revenue Bond
                  Fairways Project, Series 94, AMT
                  LOC: General Electric Credit Corporation.....................................      01/01/24         5,000,000
     1,600,000   New Hampshire Industrial Development Authority, 3.75%(b)
                  Pollution Control Revenue Bond
                  Connecticut Light & Power, Series 88, AMT
                  LOC: Union Bank of Switzerland...............................................      08/01/18         1,600,000
                                                                                                                   ------------
                                                                                                                     25,600,000
                                                                                                                   ------------
NEW MEXICO--3.2%
     9,000,000   New Mexico Education Assistance Fund, 3.60%(b)
                  Student Loan Revenue Bond, Series 92
                  BPA: Internationale Nederlanden..............................................      04/01/05         9,000,000
                                                                                                                   ------------
NEVADA--2.8%
     8,000,000   Clark County, 3.65%(b)
                  Industrial Development Revenue Bond
                  Nevada Cogeneration, Association 2, Series 92, AMT
                  LOC: Swiss Bank..............................................................      12/01/22         8,000,000
                                                                                                                   ------------
OHIO--1.4%
     4,000,000   Ohio Air Authority, 3.70%(b)
                  Pollution Control Revenue Bond
                  JMG Funding Partnership, Series 94B, AMT
                  LOC: Societe Generale........................................................      04/01/28         4,000,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
OKLAHOMA--3.5%
    $2,500,000   Oklahoma Industrial Authority, 4.20%(b)
                  Industrial Development Revenue Bond
                  Farley Candy Project, Series 94
                  LOC: Toronto Dominion........................................................      05/01/19      $  2,500,000
     7,500,000   Optima Municipal Authority, 3.75%(b)
                  Industrial Development Revenue Bond
                  Seaboard Project, Series 94, AMT
                  LOC: Trust Company Bank......................................................      09/01/19         7,500,000
                                                                                                                   ------------
                                                                                                                     10,000,000
                                                                                                                   ------------
PENNSYLVANIA--1.3%
     3,700,000   Pennsylvania Higher Education, 3.75%(b)
                  Student Loan Revenue Bond, Series 88C, AMT
                  LOC: Student Loan Marketing Association......................................      07/01/18         3,700,000
                                                                                                                   ------------
RHODE ISLAND--2.5%
     5,000,000   Rhode Island Port Authority, 3.60%(b)
                  Electric Revenue Bond
                  Newport Electric Corporation, Series 94
                  LOC: Canadian Imperial.......................................................      09/01/11         5,000,000
     2,000,000   Rhode Island Higher Education, 3.65%(b)
                  Student Loan Revenue Bond, Series 95-1, AMT
                  LOC: National Westminister...................................................      07/01/19         2,000,000
                                                                                                                   ------------
                                                                                                                      7,000,000
                                                                                                                   ------------
TEXAS--11.9%
     6,500,000   Capital Health Facilities Development, 3.55%(b)
                  Lake Travis Project, Series 86, AMT
                  LOC: Credit Suisse...........................................................      12/01/16         6,500,000
     6,900,000   City of Galveston, 3.75%(b)
                  Industrial Development Revenue Bond
                  Mitchell Project, Series 93A, AMT
                  LOC: National Westminister...................................................      09/01/13         6,900,000
     3,200,000   City of Gulf Coast, 3.70%(b)
                  Solid Waste Revenue Bond
                  CITGO Petroleum Corporation, Series 94, AMT
                  LOC: Wachovia Bank & Trust...................................................      04/01/26         3,200,000
     1,000,000   City of Gulf Coast, 3.65%(b)
                  Port Facility
                  Amoco Oil Company, Series 93, AMT............................................      04/08/28         1,000,000
     5,000,000   Harris County GO, 4.25%
                  Tax Anticipation Note, Series 95.............................................      02/28/96         5,016,127
     4,500,000   North Texas Higher Education, 3.75%(b)
                  Student Loan Revenue Bond, Series 90A, AMT
                  LOC: Student Loan Marketing Association......................................      04/01/20         4,500,000
     6,600,000   Panhandle Plains, 3.55%(b)
                  Student Loan Revenue Bond, Series 95A, AMT
                  LOC: Student Loan Marketing Association......................................      06/01/25         6,600,000
                                                                                                                   ------------
                                                                                                                     33,716,127
                                                                                                                   ------------
VIRGINIA--1.6%
     4,500,000   City of Richmond Housing Authority, 3.90%(b)
                  Housing-Tobacco Row, Series 89B-5, AMT
                  GIC: Westdeutsche Landesbank.................................................      10/01/24         4,500,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
WISCONSIN--3.4%
    $5,000,000   Wisconsin State GO, 4.50%
                  Operating Note, Series 95....................................................      06/17/96      $  5,028,482
     4,600,000   Wisconsin Health and Education Financing Authority, 3.50%(b)
                  Hospital Revenue Bond
                  Daughters of Charity, St. Mary's Hospital, Series 92.........................      11/01/22         4,600,000
                                                                                                                   ------------
                                                                                                                      9,628,482
                                                                                                                   ------------
WEST VIRGINIA--8.6%
    12,500,000   Grant County, 3.75%(b)
                  Industrial Development Revenue Bond
                  NB Partners LTD, Series 88B, AMT
                  LOC: Bank of America.........................................................      12/01/16        12,500,000
     4,000,000   Marion County, 3.75%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 92, AMT
                  LOC: National Westminister...................................................      10/01/17         4,000,000
     4,400,000   Marion County, 3.80%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 91B, AMT
                  LOC: National Westminister...................................................      10/01/17         4,400,000
     3,400,000   Marion County, 3.80%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 90D, AMT
                  LOC: National Westminister...................................................      10/01/17         3,400,000
                                                                                                                   ------------
                                                                                                                     24,300,000
                                                                                                                   ------------
TOTAL INVESTMENTS (cost $279,996,948)(e), 98.9%(a).............................................                     279,996,948
OTHER ASSETS AND LIABILITIES, net, 1.1%(a).....................................................                       3,012,791
                                                                                                                   ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share divided by
 283,076,115 shares outstanding) consisting of paid-in-capital net of accumulated realized loss                    $283,009,739
 of $66,376, 100.00%...........................................................................                    ============

---------------

(a) Percentages are based on net assets.
(b) Floating rate notes are securities which are generally payable on demand within seven calendar days. Put bonds are securities which can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) Credit enhancement provided by (all equally weighted): Bank of America, Credit Suisse, Morgan Guaranty Trust Co., Swiss Bank, Union Bank of Switzerland, Westdeutsche Landesbank.
(d) Credit enhancement provided by (all equally weighted): Banque Nationale De Paris, Bank of Nova Scotia, Toronto Dominion.
(e) The aggregate identified cost for federal income tax purposes is the same.

AMBAC -- American Municipal Bond Assurance Corporation.

AMT -- Securities subject to Alternative Minimum Tax.

BPA -- Bond purchase agreement provided by noted institution.

GIC -- Credit enhancement provided by guaranteed investment contract with noted institution.

GO -- General Obligation.

LOC -- Credit enhancement provided by letter of credit issued by noted institution.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

Investment Income
Interest..................................................................................                 $9,370,040
Expenses (Notes 1 and 4):
  Management fee..........................................................................  $1,226,671
  Distribution fee........................................................................     368,392
  Shareholder servicing...................................................................      96,963
  Amortization of state registration expenses.............................................      81,311
  Custodian/Fund accounting fees..........................................................      61,825
  Professional fees.......................................................................      44,775
  Federal registration fees...............................................................      16,175
  Trustees' fees and expenses.............................................................       9,573
  Amortization of organization expenses...................................................       9,252
  Insurance...............................................................................       6,727
  Reports to shareholders.................................................................       2,759
  Other...................................................................................       7,086
                                                                                            ----------
        Total expenses before waiver......................................................   1,931,509
Fees waived by Manager (Note 4)...........................................................     (40,432)     1,891,077
                                                                                            ----------     ----------
Net investment income.....................................................................                  7,478,963

Realized Loss on Investments
Net realized loss from investment transactions............................................                    (46,523)
                                                                                                           ----------
Net increase in net assets resulting from operations......................................                 $7,432,440
                                                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
Increase in net assets:
Operations:
  Net investment income..........................................................   $   7,478,963       $   4,645,067
  Net realized loss from investment transactions.................................         (46,523)             (2,029)
                                                                                   ---------------     ---------------
Net increase in net assets resulting from operations.............................       7,432,440           4,643,038
Distributions to shareholders from net investment income ($.030 and $.019 per
  share, respectively)...........................................................      (7,478,963)         (4,645,067)
Increase in net assets from Fund share transactions (Note 2).....................      70,589,200           5,251,853
                                                                                   ---------------     ---------------
Increase in net assets...........................................................      70,542,677           5,249,824
Net assets, beginning of year....................................................     212,467,062         207,217,238
                                                                                   ---------------     ---------------
Net assets, end of year..........................................................   $ 283,009,739       $ 212,467,062
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     FOR THE YEARS ENDED AUGUST 31,
                                                                    --------------------------------
                                                                     1995         1994         1993        1992+
                                                                    ------       ------       ------       ------
         NET ASSET VALUE, BEGINNING OF PERIOD:....................  $1.000       $1.000       $1.000       $1.000
                                                                    ------       ------       ------       ------
         INCOME FROM INVESTMENT OPERATIONS:
           Net investment income(a)...............................    .030         .019         .020         .005
         LESS DISTRIBUTIONS:
           Dividends from net investment income...................   (.030)       (.019)       (.020)       (.005)
                                                                    ------       ------       ------       ------
         NET ASSET VALUE, END OF PERIOD:..........................  $1.000       $1.000       $1.000       $1.000
                                                                    ======       ======       ======       ======
         TOTAL RETURN %...........................................    3.04         1.90         2.02          .47(c)
         RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA:
           Operating expenses, net(a).............................     .77          .77          .77          .77(b)
           Net investment income..................................    3.05         1.89         1.98         2.32(b)
           Net assets, end of period ($ millions).................     283          212          207          102

---------------
 + For the period June 17, 1992 (commencement of operations) to August 31, 1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively.
(b) Annualized.
(c) Not annualized.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a supervised portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of August 31, 1995, the Fund has net tax basis capital loss carryforwards of $17,824 and $2,029, which may be applied against any realized net taxable gains until their expiration dates in 2001 and 2002, respectively. In addition, the Fund has post-October losses that the Fund has deferred in the amount of $46,523.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares of the Fund during the years ended August 31, 1995 and 1994, at a constant net asset value of $1.00 per share, were as follows:

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
        Shares sold............................................................     1,085,052,629       1,243,994,047
        Shares issued in reinvestment of distributions.........................         7,350,654           4,609,272
        Shares redeemed........................................................    (1,021,814,083)     (1,243,351,466)
                                                                                   --------------      --------------
          Net increase.........................................................        70,589,200           5,251,853
        Shares outstanding:
          Beginning of year....................................................       212,486,915         207,235,062
                                                                                   --------------      --------------
          End of year..........................................................       283,076,115         212,486,915
                                                                                   ==============      ==============

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1995, purchases, sales and maturities of short-term investment securities aggregated $615,213,037, $491,667,045 and $55,880,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective February 27, 1995, the Manager agreed to waive management fees so that the fee does not exceed the following levels, as a percentage of average daily net assets: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The annual effective management fee rate after fee waivers, for the year ended August 31, 1995 was .50%. The amount payable to the Manager as of August 31, 1995 was $77,839. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Since inception, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed .77%, on an annual basis, of the Fund's average daily net assets. This agreement is more restrictive than any state expense limitation. Under the agreement, management fees of $40,432 ($.00002 per share) were waived in the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($6,473) in the prior year ended August 31, 1994 if total Fund expenses fall below the annual expense limitation before the end of the year ending August 31, 1996.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million.

       The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1995 was $16,600. In addition, the Manager performs Fund accounting services for the Fund and charged $35,932 during the current year of which $6,000 was payable as of August 31, 1995.

       Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1995 was $35,673. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, mutual funds that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Municipal Money Market Fund:

     We have audited the accompanying statement of net assets of Heritage Cash Trust-Municipal Money Market Fund as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period June 17, 1992 (commencement of operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Cash Trust-Municipal Money Market Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period June 17, 1992 (commencement of operations) to August 31, 1992 in conformity with generally accepted accounting principles.

                                             /s/ Coopers & Lybrand

Boston, Massachusetts
October 12, 1995

--------------------------------------------------------------------------------

                                TAX INFORMATION
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 1995, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

                                     LOGO
                                   HERITAGE
                          -------------------------
                               CASH  TRUST(TM)
                          -------------------------

                         MUNICIPAL MONEY MARKET FUND

                                             A money market fund seeking
                                             ----------------------------------
                                             maximum current income exempt
                                             ----------------------------------
                                             from Federal income tax consistent
                                             ----------------------------------
                                             with stability of principal
                                             ----------------------------------

                                             ANNUAL REPORT
                                             and Investment Performance
                                             Review for the Year Ended
                                             AUGUST 31, 1995

                               A member of the
                               Heritage Family of Mutual Funds(TM)

Heritage Cash Trust
Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL 33733
------------------------------

Address Change Requested

Annual Report
INVESTMENT ADVISOR/
SHAREHOLDER SERVICING AGENT/
FUND ACCOUNTANT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733
(800) 421-4184
DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
This report is for the information of shareholders of Heritage Cash Trust-Municipal Money Market Fund, It may also be used as sales literature when preceded or accompanied by a prospectus.
10M 10/95